Note Transfers of financial assets and servicing rights (Quantitative and qualitaty information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commercial
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	$ 10,798,507	$ 10,144,237
Principal amount 60 days or more past due	314,339	411,291
Net credit losses (recoveries)	13,073	107,955
Construction
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	776,300	681,201
Principal amount 60 days or more past due	1,668	14,086
Net credit losses (recoveries)	(2,935)	(886)
Legacy
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	45,293	64,436
Principal amount 60 days or more past due	3,683	4,311
Net credit losses (recoveries)	(1,913)	(2,760)
Leasing
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	702,893	627,650
Principal amount 60 days or more past due	4,418	4,639
Net credit losses (recoveries)	3,888	3,303
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	8,448,883	9,011,473
Principal amount 60 days or more past due	1,074,252	1,188,290
Net credit losses (recoveries)	68,530	47,552
Consumer
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	3,754,393	3,837,679
Principal amount 60 days or more past due	104,895	106,194
Net credit losses (recoveries)	85,398	92,926
Loans Securitized Sold
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	1,663,701	1,883,561
Principal amount 60 days or more past due	119,458	144,568
Net credit losses (recoveries)	2,281	811
Loans Held-for-Sale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	88,821	137,000
Principal amount 60 days or more past due	0	45,719
Net credit losses (recoveries)	(5,445)	37,602
Loans Held In Portfolio
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	23,346,625	22,992,230
Principal amount 60 days or more past due	1,467,876	1,639,975
Net credit losses (recoveries)	171,921	268,557
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	572,878	646,115
Principal amount 60 days or more past due	84,079	101,451
Net credit losses (recoveries)	$ 2,716	$ 58,880